Income Taxes	12 Months Ended
Mar. 31, 2019
Income Taxes [Abstract]
Income Taxes
Income Taxes
Income Tax Expenses (Benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Current tax expenses	¥60,239	¥37,758	¥61,606
Deferred tax expenses	(32,406)	(7,261)	(75,724)
Total	¥27,833	¥30,497	¥(14,118)

Current tax expenses include the benefits arising from previously unrecognized tax losses, tax credits, and temporary differences of prior periods. These effects decreased current tax expenses by 1,563 million JPY, 8,005 million JPY and 10,875 million JPY for the years ended March 31, 2017, 2018 and 2019, respectively.
Deferred tax expenses include the benefits arising from previously unrecognized tax losses, tax credits, and temporary differences of prior periods. These effects decreased deferred tax expenses by 10,915 million JPY, 2,998 million JPY and 6,975 million JPY for the years ended March 31, 2017, 2018 and 2019, respectively.
The Company is mainly subject to income taxes, inhabitant tax, and deductible enterprise tax in Japan. The statutory tax rate calculated based on these taxes for the years ended March 31, 2017, 2018 and 2019 were 30.8%, 30.8% and 30.6% respectively. The tax law changed during the periods presented, which resulted in the reduction in the statutory tax rate for the Company.
The following is a reconciliation from the Company's domestic (Japanese) tax rate to the effective tax rate for the year ended March 31:

	Unit: Percentage
	2017	2018	2019
Company’s domestic (Japanese) tax rate	30.8	30.8	30.6
Non-deductible expenses for tax purposes (1)	4.7	2.6	23.2
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(5.0)	(0.6)	(61.5)
Tax credits	(6.4)	(4.7)	(13.4)
Differences in applicable tax rates of overseas subsidiaries (3)	(7.1)	(5.4)	8.2
Changes in tax effects of undistributed profit of overseas subsidiaries	0.5	0.1	7.9
Effect of changes in applicable tax rates	(1.8)	(12.6)	1.9
Tax contingencies (4)	3.7	2.7	(10.0)
Non-deductible impairment of goodwill	2.3	—	—
Changes in fair value of contingent consideration	(3.7)	1.7	(1.8)
Others	1.4	(0.6)	0.0
Effective tax rate	19.4	14.0	(14.9)

(1) The 23.2%, impact for the year ended March 31, 2019 includes the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at the Company’s consolidated income from continuing operations before income taxes as well as non-deductible transaction costs related to the Shire acquisition.
(2) The (61.5)% impact for the year ended March 31, 2019 is primarily driven by a capital tax loss related to restructuring of subsidiaries.
(3) The 8.2% impact for the year ended March 31, 2019 is primarily driven by a unitary tax on overseas subsidiaries.
(4) The (10.0)% impact for the year ended March 31, 2019 primarily relates to the tax benefit driven by favorable audit settlements.
In the United States, the Tax Cuts and Jobs Act (“U.S. Tax Reform”) was enacted on December 22, 2017. The federal corporate tax rate was reduced from 35% to 21% beginning January 1, 2018 under the new tax law. As a consequence of U.S. Tax Reform enactment, Takeda recognized tax benefits of 27,516 million JPY during the year ended March 31, 2018, primarily from the revaluation of net deferred tax liabilities at lower future tax rates and the improved recoverability of deferred tax attributes resulting from U.S. Tax Reform enacted federal law changes.
The decrease in Takeda’s effective tax rate from 19.4% to 14.0% between the years ended March 31, 2017 and 2018, was primarily due to a one-time tax benefit from the enactment of U.S. Tax Reform principally related to the revaluation of net deferred tax liability at a lower enacted tax rate and improved recoverability of deferred tax attributes resulting from U.S. Tax Reform during the year ended March 31, 2018 (in effect of changes in applicable tax rates), partially offset by tax benefit from subsidiary capital redemption (in changes in unrecognized deferred tax assets and deferred tax liabilities) during the prior year that did not occur in the current year.
The decrease in Takeda’s effective tax rate from 14.0% to (14.9)% between the years ended March 31, 2018 and 2019 was primarily due to a one-time tax benefit from restructuring of subsidiaries (in changes in unrecognized deferred tax assets and deferred tax liabilities) and favorable audit settlements (in tax contingencies), partially offset by an increase in non-deductible expenses for tax purposes and differences in applicable tax rates of overseas subsidiaries and the impact of U.S. Tax Reform (in effect of changes in applicable tax rates) during the prior year that did not occur in the current year.
Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2018	2019
Deferred tax assets	¥64,980	¥88,991
Deferred tax liabilities	(90,725)	(867,061)
Net deferred tax liabilities	¥(25,745)	¥(778,070)
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2017	Recognized in Profit or (Loss)	Recognized in Other Comprehensive Income	Acquisitions through Business Combinations	Others(1)	As of March 31, 2018
Research and development expenses	¥52,595	¥(34,007)	¥—	¥—	¥(225)	¥18,363
Inventories	38,452	(6,561)	—	—	18	31,909
Property, plant and equipment	(33,574)	656	—	—	(111)	(33,029)
Intangible assets	(254,908)	84,254	—	—	1,696	(168,958)
Available-for-sale financial assets	(28,241)	—	4,074	—	89	(24,078)
Accrued expenses and provisions	80,266	(10,373)	—	—	(1,560)	68,333
Defined benefit plans	4,815	(3,032)	(432)	—	1,027	2,378
Deferred income	17,562	709	—	—	(503)	17,768
Unused tax losses	62,886	(16,114)	—	—	915	47,687
Tax credits	29,563	9,314	—	—	(2,456)	36,421
Investments in subsidiaries and associates	(35,461)	6,762	—	—	89	(28,610)
Other	31,617	(24,347)	(1,570)	—	371	6,071
Total	¥(34,428)	¥7,261	¥2,072	¥—	¥(650)	¥(25,745)

	JPY (millions)
	As of April 1, 2018	Recognized in Profit or (Loss)	Recognized in Other Comprehensive Income	Acquisitions through Business Combinations	Others(1)	As of March 31, 2019
Research and development expenses	¥18,363	¥(5,512)	¥—	¥17,605	¥650	¥31,106
Inventories	31,909	19,628	—	(39,308)	(5,965)	6,264
Property, plant and equipment	(33,029)	4,514	—	(52,036)	(3,289)	(83,840)
Intangible assets	(168,958)	47,320	—	(733,472)	(9,728)	(864,838)
Available-for-sale financial assets	(24,078)	—	—	—	24,078	—
Financial assets measured at FVTOCI	—	—	(1,202)	15	(28,095)	(29,282)
Accrued expenses and provisions	68,333	(3,528)	—	37,472	1,958	104,235
Defined benefit plans	2,378	303	3,241	10,314	448	16,684
Deferred income	17,768	283	—	6	(519)	17,538
Unused tax losses	47,687	30,418	—	52,705	(3,467)	127,343
Tax credits	36,421	(335)	—	38,562	(979)	73,669
Investments in subsidiaries and associates	(28,610)	(20,353)	—	(113,900)	(1,210)	(164,073)
Other	6,071	2,986	720	(20,989)	(1,664)	(12,876)
Total	¥(25,745)	¥75,724	¥2,759	¥(803,026)	¥(27,782)	¥(778,070)

(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items recorded directly to equity. There was no amount of deferred tax recorded directly to equity for the period ended March 31, 2018. The aggregate amount of deferred tax related to items recorded directly to equity for the period ended March 31, 2019 caused a reduction in equity of 1,992 million JPY.
Takeda considers the probability that a portion, or all of the future deductible temporary differences, unused tax losses, or unused tax credits can be utilized against future taxable profits upon recognition of deferred tax assets. In assessing the recoverability of deferred tax assets, Takeda considers the scheduled reversal of taxable temporary differences, projected future taxable profits, and tax planning strategies.
Based on the level of historical taxable profits and projected future taxable profits during the periods in which the temporary differences become deductible, Takeda determined that it is probable that the tax benefits can be utilized.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2018	2019
Unused tax losses	¥36,878	¥840,867
Deductible temporary differences	11,593	45,135
Unused tax credits	7,954	6,054

The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2018	2019
1st year	¥—	¥—
2nd year	92	1
3rd year	8,901	22,690
4th year	505	163
5th year	301	615
After 5th year	25,189	741,044
Indefinite	1,890	76,354
Total	¥36,878	¥840,867

	JPY (millions) As of March 31
Unused tax credits	2018	2019
Less than 5 years	¥3,201	¥1,200
5 years or more	4,383	4,460
Indefinite	370	394
Total	¥7,954	¥6,054
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax assets were not recognized were 140,647 million JPY and 1,728,537 million JPY as of March 31, 2018 and 2019, respectively.
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax liabilities were not recognized were 157,656 million JPY and 2,462,928 million JPY as of March 31, 2018 and 2019, respectively.